Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Our policies and practices regarding the granting of equity awards are carefully designed to ensure compliance with applicable securities laws and to maintain the integrity of our compensation program. The compensation committee is responsible for the timing and terms of equity awards to executives and other eligible employees. The Company periodically reviews its policies and practices related to equity awards to ensure they meet the evolving standards of corporate governance and continue to serve the best interests of the Company and its stockholders.

When deciding whether to grant stock options to executive officers, the Company generally considers whether it possesses material non-public information and, if so, when that material non-public information will be disclosed publicly. The timing of equity award grants is determined with consideration to a variety of factors, including but not limited to, the achievement of pre-established performance targets, market conditions and internal milestones. Historically, the Company typically granted stock options to executive officers in January of each year in conjunction with its January board and compensation committee meetings. The Company does not time the release of material non-public information for the purpose of affecting the value of employee compensation.

During fiscal year 2025, the Company did not grant stock options (or similar awards) to any named executive officer during any period beginning four business days before and ending one day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information.

Award Timing Method

Our policies and practices regarding the granting of equity awards are carefully designed to ensure compliance with applicable securities laws and to maintain the integrity of our compensation program. The compensation committee is responsible for the timing and terms of equity awards to executives and other eligible employees. The Company periodically reviews its policies and practices related to equity awards to ensure they meet the evolving standards of corporate governance and continue to serve the best interests of the Company and its stockholders.

When deciding whether to grant stock options to executive officers, the Company generally considers whether it possesses material non-public information and, if so, when that material non-public information will be disclosed publicly. The timing of equity award grants is determined with consideration to a variety of factors, including but not limited to, the achievement of pre-established performance targets, market conditions and internal milestones. Historically, the Company typically granted stock options to executive officers in January of each year in conjunction with its January board and compensation committee meetings. The Company does not time the release of material non-public information for the purpose of affecting the value of employee compensation.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered

When deciding whether to grant stock options to executive officers, the Company generally considers whether it possesses material non-public information and, if so, when that material non-public information will be disclosed publicly. The timing of equity award grants is determined with consideration to a variety of factors, including but not limited to, the achievement of pre-established performance targets, market conditions and internal milestones. Historically, the Company typically granted stock options to executive officers in January of each year in conjunction with its January board and compensation committee meetings. The Company does not time the release of material non-public information for the purpose of affecting the value of employee compensation.

MNPI Disclosure Timed for Compensation Value	false